Borrowings (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term borrowings		¥ 9,010,205	$ 1,297,739	¥ 9,124,183
Current portion of long-term debts	[1]	810,889	116,791	849,625
No Breach Loan Covenants Or Triggering Default [Member]
Short-term borrowings		1,852,798	266,859	3,311,873
Current portion of long-term debts		37,012	5,331	226,330
In Breach Loan Covenants Or Triggering Default With No Waivers From Banks [Member]
Short-term borrowings		4,289,518	617,819	3,205,685
Current portion of long-term debts		657,835	94,748	584,448
In Breach Loan Covenants Or Triggering Default With Waivers From Banks [Member]
Current portion of long-term debts		¥ 116,042	$ 16,712	¥ 38,847

[1]	Short-term borrowings and current portion of long-term debts consist of the following: